Investment Objectives and Goals	Apr. 30, 2026
T-REX 2X LONG BITCOIN DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	T-REX 2X LONG BITCOIN DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of spot Bitcoin. The Fund does not seek to achieve its stated investment objective over a period of time other than a single/one trading day.

T-REX 2X INVERSE BITCOIN DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	T-REX 2X INVERSE BITCOIN DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Fund seeks daily investment results, before fees and expenses, of 200% of the inverse (or opposite) of the daily performance of spot Bitcoin. The Fund does not seek to achieve its stated investment objective over a period of time other than a single/one trading day.

T-Rex 2X Long Ether Daily Target ETF
Prospectus [Line Items]
Risk/Return [Heading]	T-REX 2X LONG ETHER DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of spot ether. The Fund does not seek to achieve its stated investment objective over a period of time other than a single/one trading day.